UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2011

Date of reporting period:  November 30, 2010

Item 1. Reports to Stockholders.

Semi-Annual Report

Grubb & Ellis AGA Realty Income Fund
Grubb & Ellis AGA U.S. Realty Fund
Grubb & Ellis AGA International Realty Fund

November 30, 2010

Investment Adviser

Grubb & Ellis Alesco Global Advisors, LLC
400 El Camino Real
Suite 1250
San Mateo, California 94402

Phone: 877-40-GRUBB (877-404-7822)

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	6

INVESTMENT HIGHLIGHTS	8

SCHEDULES OF INVESTMENTS	17

STATEMENTS OF ASSETS AND LIABILITIES	23

STATEMENTS OF OPERATIONS	24

STATEMENTS OF CHANGES IN NET ASSETS	25

FINANCIAL HIGHLIGHTS	28

NOTES TO FINANCIAL STATEMENTS	31

BASIS FOR TRUSTEES’ APPROVAL OF
INVESTMENT ADVISORY AGREEMENT	40

NOTICE OF PRIVACY POLICY & PRACTICES	44

ADDITIONAL INFORMATION	45

Dear Shareholders:

U.S. Market Outlook

We believe 2011 will be a year of modest growth in commercial property revenues and values.  While effective rent declines should continue in the office and industrial sector, we are expecting occupancy and rent growth in apartments, hotels, malls and strip centers.  Greater availability of debt and equity in 2010 has already begun to reduce the average cost of capital for property owners, which will in turn support lower capitalization rates, further supporting rising commercial real estate values.

Gross Domestic Product (GDP) and employment growth, the two main drivers of real estate demand, are forecast to be more modest than the growth levels that materialized coming out of the last U.S. recession. As such, we expect growth in commercial property values to increase on a slow, measured basis throughout 2011.

As is normally the case, REIT share prices have moved up in anticipation of a longer-term recovery in commercial real estate. While the latest data shows that commercial real estate values are nearly 20% below their peak values, the Dow Jones Select Real Estate Securities Index total return exceeded 25% in the 12-month period ended November 30, 2010.

In light of such a sharp run in REIT share prices, we believe investors should be cautious. We still see potential headwinds outside of property operations and capital markets.  For our U.S.–focused mutual funds, we are applying extreme scrutiny in our investment selecting and concentrating our funds in securities where we believe there is still considerable value, or meaningful earnings growth.

International Market Outlook

Real estate markets in Japan and Singapore experienced sharp recoveries in 2010 on the back of robust fiscal stimulus and strong economic recoveries.  In Japan, we remain concerned about longer-term structural issues like continued economic malaise, very large forecasted budget deficits and government debt (as % of GDP), deflation and ongoing demographic challenges.  We believe many Asian countries possess the best medium-term and long-term growth potential.  We expect healthy domestic demand in Asia as local consumers and banks have much healthier balance sheets than their counterparts in the U.S. and Europe.  Within Asia, we are most optimistic about prospects for China-focused retail owners and, for at least the first part of 2011, China residential developers.  Despite relatively high property market valuations, we remain bullish on the prospect for Hong Kong and Singapore markets.

Outside of Asia, Australia’s economic performance continues to positively surprise as strong commodity demand from China has helped Australia earn the honor of being the only major ‘developed’ economy in the world to technically not enter a recession during the financial crisis. Property companies in Australia spent 2009 and 2010 repairing their balance sheets (at a large cost to equity holders), but we believe are now fully valued.  Like the U.S., we have also begun to see inflection points in property values in much of the U.K. and Continental Europe.  Our outlook varies notably by country within Europe, but generally we are most optimistic now on the Nordic countries, and Germany.  We remain bullish on the long term prospects of Latin America, notably Brazil, and have begun taking a harder look at investments in Russia.

Grubb & Ellis AGA Realty Income Fund – GBEIX

For the six months ended November 30, 2010, the GBEIX posted a total return of 14.52% compared to the Dow Jones Select Real Estate Securities Index total return of 10.00% and the Merrill Lynch Fixed Rate Preferred Securities Index total return of 10.62% over the same period. The GBEIX benefitted from its concentration in high-yielding preferred equities. The GBEIX paid dividends of $1.52 per share during the fore-mentioned period, accounting for 97% of the fund’s total returns during the 6-month period.

We continue to concentrate the GBEIX in high-yielding preferred equities particularly mid-grade credits with improving fundamentals. Many of the recent equity offerings by REITs have been dilutive to common shareholders but have bankruptcy and maturity risk, making more senior pieces of the capital structure safer, in our view. Common dividend reductions, while normally viewed negatively, have in fact increased the cash flow available to service preferred dividends for many of our holdings. We also continue to supplement our preferred equity investments with common equity investments when we believe underlying dividends are safe and valuations could drive capital preservation and appreciation.

Grubb & Ellis AGA U.S. Realty Fund – GBEUX

For the six months ended November 30, 2010, the GBEUX posted a total return of 12.87% compared to the Dow Jones Select Real Estate Securities Index total return of 10.00% over the same period. The GBEUX outperformance was attributable to increased investment concentration in holdings that outperformed the benchmark. Securities in the specialty, office, self storage, and hotel sectors were the greatest contributors to fund outperformance relative to the benchmark.

With the sharp run in REIT share prices since, we are applying extreme scrutiny in our investment selection and concentrating the GBEUX in securities where we believe there is still considerable value. We continue to see considerable value in selective names within the self storage, health care, and real estate services sectors. We are also supplementing our common stock holdings with preferred stock holdings, leveraging the significant amount of due diligence we perform for the GBEIX.

Grubb & Ellis AGA International Realty Fund – GBEWX

For the six months ended November 30, 2010, the GBEWX posted a total return of 16.81% compared to S&P Developed Ex-US Property Index total return of 20.59% over the same period.  This underperformance was driven most notably by our regional underweight in Australia where the market recorded very strong relative performance, and our modest out-of-benchmark regional overweight in China where shares of residential developers underperformed as the government tempered its fiscal stimulus program. This was offset in part by positive relative performance from good stock selection within Continental Europe and the United Kingdom.

Looking forward, we believe shares of international real estate companies are on average fairly valued.  However, the universe of stocks is large, and we believe there are attractive value opportunities in Continental Europe, where we see real estate fundamentals stabilizing, and some stocks trading at attractive discounts to forecasted net asset values.  We also remain positive on China-focused retail owners and residential developers, as we expect continued increase in retail demand and strong residential sales growth. Despite our forecast for strong fundamentals, we are more cautious on Hong Kong developers for valuation reasons.  We remain cautious on Japanese developers as well due to lackluster economic backdrop and still lofty valuations.

Sincerely,

Grubb & Ellis AGA Investment Team

Jay Leupp	David Ronco

Past performance is not a guarantee of future results.

Opinions expressed are those of Grubb & Ellis and are subject to change, are not guaranteed, and should not be considered investment advice.

The information contained in this report is authorized for use when preceded or accompanied by a prospectus.

Mutual fund investing involves risk, including the potential loss of principal.  Investors should be aware of the risks involved with investing in a fund concentrating in REITs and real estate securities, such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments. Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of, such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. Investing in small and medium-sized companies involves greater risks than those associated with investing in large company stocks, such as business risk, significant stock price fluctuations and illiquidity. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Earnings Growth is a measure of growth in a company’s net income over a specific period, often one year. The term can apply to actual data from previous periods or estimated data for future periods.

Dow Jones Select Real Estate Securities Index (formerly Dow Jones Wilshire RESI) is a measure of the performance of publicly traded real estate securities with readily available prices.

Merrill Lynch Fixed Rate Preferred Securities Index tracks the performance of fixed rate US dollar denominated preferred securities issued in the US domestic market. The Index includes preference shares (perpetual preferred securities), American Depository Shares/ Receipts (ADS/R), domestic and Yankee trust preferred securities having a minimum remaining term of at least one year, both DRD-eligible and non-DRD eligible preferred stock and senior debt.

S&P Developed Ex-US Property Index (USD) is an unmanaged index constructed to include all developed market property companies with an available market capitalization of at least US $100 million and derive more than 60 percent of their revenue from property-related activities.

Cash flow measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.

Fund holdings as well as country and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for a full listing of fund holdings.

It is not possible to invest directly in an index.

The Grubb & Ellis AGA Mutual Funds are distributed by Quasar Distributors, LLC.

GRUBB & ELLIS AGA FUNDS
Expense Example
(Unaudited)

As a shareholder of the Grubb & Ellis AGA Funds (the “Funds”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, and (2) ongoing costs, including advisory fees, distribution and service (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/10 - 11/30/10).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You will pay an initial sales charge of 5.00% when you invest. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares of the Funds within ninety days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of exchange-traded funds or other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

GRUBB & ELLIS AGA FUNDS
Expense Example (Continued)

	Grubb & Ellis AGA Realty Income Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/10	11/30/10	6/1/10 – 11/30/10*
Actual	$1,000.00	$1,145.20	$7.96
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.65	$7.49

*	Expenses are equal to the Fund’s annualized expense ratio of 1.48%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

	Grubb & Ellis AGA U.S. Realty Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/10	11/30/10	6/1/10 – 11/30/10*
Actual	$1,000.00	$1,128.70	$10.46
Hypothetical (5% return
before expenses)	$1,000.00	$1,015.24	$9.90

*	Expenses are equal to the Fund’s annualized expense ratio of 1.96%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

	Grubb & Ellis AGA International Realty Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/10	11/30/10	6/1/10 – 11/30/10*
Actual	$1,000.00	$1,168.10	$10.76
Hypothetical (5% return
before expenses)	$1,000.00	$1,015.14	$10.00

*	Expenses are equal to the Fund’s annualized expense ratio of 1.98%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

GRUBB & ELLIS AGA REALTY INCOME FUND
Investment Highlights

The investment objective of the Fund is current income through investment in real estate securities. Long-term capital appreciation is a secondary investment objective of the Fund. The Fund’s allocation of portfolio holdings as of November 30, 2010 is shown below.

Components of Portfolio Holdings
% of Investments

Continued

GRUBB & ELLIS AGA REALTY INCOME FUND
Investment Highlights (Continued)

Total Returns as of November 30, 2010(1)

		Annualized
	One	Since Inception
	Year	(7/30/08)
Grubb & Ellis AGA Realty Income Fund
Total returns with sales charge	33.78%	13.45%
Total returns without sales charge	40.87%	15.99%
Dow Jones Select Real Estate Securities Index	31.18%	(2.49)%
Merrill Lynch Fixed Rate Preferred Index	18.44%	3.12%
S&P 500 Index	9.94%	(1.25)%

(1)
 The Fund implemented a sales charge effective March 31, 2009. With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.00%. Returns without sales charge do not reflect the current maximum sales charge. Had the sales charge been included, the returns would have been lower. Since inception returns with sales charge are calculated based on the maximum sales charge paid at inception of the Fund on July 30, 2008.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 877-40-GRUBB (877-404-7822). The Fund imposes a 1.00% redemption fee on shares held less than ninety days. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The chart does not reflect any future performance.

Continued

GRUBB & ELLIS AGA REALTY INCOME FUND
Investment Highlights (Continued)

The Dow Jones Select Real Estate Securities Index (formerly the Dow Jones Wilshire Real Estate Securities Index) measures the performance of publicly traded real estate securities.

The Merrill Lynch Fixed Rate Preferred Index is an unmanaged index that includes perpetual preferred issues.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

One cannot invest directly in an index.

Growth of $10,000 Investment

*	Inception Date

GRUBB & ELLIS AGA U.S. REALTY FUND
Investment Highlights

The investment objective of the Fund is total return through long term capital appreciation.  The secondary investment objective is current income, including interest and dividends from portfolio securities.  The Fund’s allocation of portfolio holdings as of November 30, 2010 is shown below.

Components of Portfolio Holdings
% of Investments

Continued

GRUBB & ELLIS AGA U.S. REALTY FUND
Investment Highlights (Continued)
Total Returns as of November 30, 2010(1)

		Annualized
	One	Since Inception
	Year	(12/31/08)
Grubb & Ellis AGA U.S. Realty Fund
Total returns with sales charge	34.03%	42.21%
Total returns without sales charge	41.07%	46.09%
Dow Jones Select Real Estate Securities Index	31.18%	27.03%
S&P 500 Index	9.94%	17.60%

(1)
With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.00%. Returns without sales charge do not reflect the current maximum sales charge. Had the sales charge been included, the returns would have been lower.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 877-40-GRUBB (877-404-7822). The Fund imposes a 1.00% redemption fee on shares held less than ninety days. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The chart does not reflect any future performance.

Continued

GRUBB & ELLIS AGA U.S. REALTY FUND
Investment Highlights (Continued)

The Dow Jones Select Real Estate Securities Index (formerly the Dow Jones Wilshire Real Estate Securities Index) measures the performance of publicly traded real estate securities.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

One cannot invest directly in an index.

Growth of $10,000 Investment

*	Inception Date

GRUBB & ELLIS AGA INTERNATIONAL REALTY FUND
Investment Highlights

The investment objective of the Fund is total return through long term capital appreciation.  The secondary investment objective is current income, including interest and dividends from portfolio securities.  The Fund’s geographic allocation of portfolio holdings as of November 30, 2010 is shown below.

Region of Origin
% of Investments

Continued

GRUBB & ELLIS AGA INTERNATIONAL REALTY FUND
Investment Highlights (Continued)
Total Returns as of November 30, 2010(1)

		Annualized
	One	Since Inception
	Year	(12/31/08)
Grubb & Ellis AGA International Realty Fund
Total returns with sales charge	2.29%	38.74%
Total returns without sales charge	7.66%	42.53%
S&P Developed BMI Property (ex U.S.) Index	11.33%	26.02%

(1)
With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.00%. Returns without sales charge do not reflect the current maximum sales charge. Had the sales charge been included, the returns would have been lower.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 877-40-GRUBB (877-404-7822). The Fund imposes a 1.00% redemption fee on shares held less than ninety days. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The chart does not reflect any future performance.

Continued

GRUBB & ELLIS AGA INTERNATIONAL REALTY FUND
Investment Highlights (Continued)

S&P Developed BMI Property (ex U.S.) Index is an unmanaged index constructed to include all developed market property companies with an available market capitalization of at least $100 million and derive more than 60% of their revenue from property-related activities.

One cannot invest directly in an index.

Growth of $10,000 Investment

*	Inception Date

GRUBB & ELLIS AGA REALTY INCOME FUND

Schedule of Investments

November 30, 2010 (Unaudited)

	Shares	Value
PREFERRED STOCKS 53.68%
Real Estate 53.68%
Ashford Hospitality Trust, Inc. Series A, 8.550%	42,645	$1,026,039
Ashford Hospitality Trust, Inc. Series D, 8.450%	27,410	627,415
CBL & Associates Properties, Inc. Series D, 7.375%	43,030	1,020,241
Cedar Shopping Centers, Inc. Series A, 8.875%	28,430	713,593
CommonWealth, Series D, 6.500%	14,800	319,236
Cousins Properties, Inc. Series A, 7.750%	20,742	519,380
Developers Diversified Realty Corp. Series H, 7.375%	42,820	1,019,116
Entertainment Properties Trust Series D, 7.375%	26,110	626,118
First Industrial Realty Trust, Inc. Series J, 7.250%	57,600	1,176,192
Glimcher Realty Trust Series F, 8.750%	29,760	746,976
Glimcher Realty Trust Series G, 8.125%	29,160	707,130
Hersha Hospitality Trust Series A, 8.000%	22,200	556,221
LaSalle Hotel Properties, Series D, 7.500%	12,605	304,663
Lexington Realty Trust Series D, 7.550%	35,800	876,026
Sunstone Hotel Investors, Inc. Series A, 8.000%	36,495	901,791
TOTAL PREFERRED STOCKS (Cost $9,734,089)		11,140,137

REAL ESTATE INVESTMENT TRUSTS 42.08%
Agree Realty Corp.	15,600	436,020
CapLease, Inc.	26,003	158,618
Cogdell Spencer, Inc.	172,860	988,759
Colony Financial, Inc.	39,200	756,168
CommonWealth	23,690	592,961
Dynex Capital, Inc.	57,600	604,800
Hospitality Properties Trust	44,950	994,294
Medical Properties Trust, Inc.	69,100	724,168
ProLogis	24,990	325,120
Ramco-Gershenson Properties Trust	56,150	645,725
Retail Opportunity Investments Corp.	42,000	412,860
Starwood Property Trust, Inc.	51,390	1,025,744
Sun Communities, Inc.	32,220	1,067,771
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,191,939)		8,733,008

	Principal
	Amount
SHORT-TERM INVESTMENTS 4.52%
Money Market Fund 4.52%
Fidelity Institutional Money Market Portfolio	$938,872	938,872
TOTAL SHORT-TERM INVESTMENTS (Cost $938,872)		938,872

Total Investments (Cost $18,864,900) 100.28%		20,812,017
Liabilities in Excess of Other Assets (0.28)%		(58,231)
TOTAL NET ASSETS 100.00%		$20,753,786

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

GRUBB & ELLIS AGA U.S. REALTY FUND

Schedule of Investments

November 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS 5.95%
Real Estate 5.95%
Forestar Group, Inc. (a)	6,130	$110,463
Howard Hughes Corp. (a)	801	32,657
Starwood Hotels & Resorts Worldwide, Inc.	860	48,882
TOTAL COMMON STOCKS (Cost $184,976)		192,002

REAL ESTATE INVESTMENT TRUSTS 89.85%
Alexandria Real Estate Equities, Inc.	980	65,415
Apartment Investment & Management Co.	4,910	118,429
Ashford Hospitality Trust, Inc. (a)	5,980	56,212
Associated Estates Realty Corp.	3,890	58,156
AvalonBay Communities, Inc.	840	92,677
BRE Properties, Inc.	1,600	68,912
CapLease, Inc.	5,380	32,818
CBL & Associates Properties, Inc.	4,060	66,990
Cogdell Spencer, Inc.	14,100	80,652
Developers Diversified Realty Corp.	10,390	133,304
DiamondRock Hospitality Co.	5,989	63,064
Douglas Emmett, Inc.	7,710	128,757
DuPont Fabros Technology, Inc.	3,980	89,908
Entertainment Properties Trust	350	16,205
Equity Residential	2,870	143,442
Essex Property Trust, Inc.	420	46,553
Extra Space Storage, Inc.	3,110	49,822
First Industrial Realty Trust, Inc. (a)	19,060	145,047
General Growth Properties, Inc.	8,150	131,949
Glimcher Realty Trust	9,240	75,583
Hersha Hospitality Trust	14,730	90,295
Mack-Cali Realty Corp.	2,600	82,550
ProLogis	11,310	147,143
Public Storage	970	93,702
Ramco-Gershenson Properties Trust	6,910	79,465
Regency Centers Corp.	1,450	59,044
Simon Property Group, Inc.	3,233	318,450
SL Green Realty Corp.	700	45,780
Sun Communities, Inc.	2,120	70,257
U-Store-It Trust	10,590	87,579
Ventas, Inc.	990	50,757
Vornado Realty Trust	1,355	110,541
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,526,967)		2,899,458

The accompanying notes are an integral part of these financial statements.

GRUBB & ELLIS AGA U.S. REALTY FUND

Schedule of Investments (Continued)

November 30, 2010 (Unaudited)

	Shares	Value
PURCHASED OPTIONS 0.31%
Put Options 0.31%
iShares Dow Jones US Real Estate Index Fund	70	$1,540
Expiration: December, 2010, Exercise Price: $50.00
iShares Dow Jones US Real Estate Index Fund	70	8,400
Expiration: March, 2011, Exercise Price: $47.00
TOTAL PURCHASED OPTIONS (Cost $13,930)		9,940

	Principal
	Amount
SHORT-TERM INVESTMENTS 4.58%
Money Market Fund 4.58%
Alpine Municipal Money Market Portfolio	$26,898	26,898
Fidelity Institutional Money Market Portfolio	108,426	108,426
First American Prime Obligations Fund	12,656	12,656
TOTAL SHORT-TERM INVESTMENTS (Cost $147,980)		147,980

Total Investments (Cost $2,873,853) 100.69%		3,249,380
Liabilities in Excess of Other Assets (0.69)%		(22,386)
TOTAL NET ASSETS 100.00%		$3,226,994

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

GRUBB & ELLIS AGA INTERNATIONAL REALTY FUND

Schedule of Investments

November 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS 72.02%

Australia 2.85%
Lend Lease Group	6,300	$45,670

Austria 2.59%
Conwert Immobilien Invest SE (a)	3,200	41,375

Brazil 7.08%
Aliansce Shopping Centers SA	10,900	89,000
PDG Realty SA Empreendimentos e Participacoes	4,000	24,239
		113,239
Canada 1.68%
Genesis Land Development Corp. (a)	4,000	12,859
Melcor Developments Ltd.	1,050	14,013
		26,872
China 6.24%
Renhe Commercial Holdings Co. Ltd.	410,000	74,225
Shimao Property Holdings Ltd.	17,000	25,566
		99,791
Finland 1.80%
Sponda OYJ	6,500	28,845

Guernsey 1.61%
Raven Russia Ltd.	28,701	25,830

Hong Kong 22.44%
China Overseas Land & Investment Ltd.	4,000	7,661
China Resources Land Ltd.	10,000	17,874
Great Eagle Holdings Ltd.	16,373	47,336
Hang Lung Properties Ltd.	4,000	18,572
Henderson Land Development Co. Ltd.	9,000	63,193
Hong Kong Land Holdings Ltd.	2,000	13,560
Shun Tak Holdings Ltd.	42,000	25,718
Sun Hung Kai Properties Ltd.	8,000	131,714
Wharf Holdings Ltd.	5,000	33,489
		359,117
Japan 14.50%
Daito Trust Construction Co. Ltd.	700	43,247
Mitsubishi Estate Co. Ltd.	7,000	117,985
Mitsui Fudosan Co. Ltd.	4,000	70,696
		231,928
Luxembourg 2.46%
GAGFAH SA	5,100	39,306

Norway 3.89%
Norwegian Property ASA	41,500	62,226

The accompanying notes are an integral part of these financial statements.

GRUBB & ELLIS AGA INTERNATIONAL REALTY FUND

Schedule of Investments (Continued)

November 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS 72.02% (Continued)

Singapore 4.88%
Allgreen Properties Ltd.	18,000	$15,665
CapitaLand Ltd.	13,000	35,522
Wing Tai Holdings Ltd.	21,000	26,870
		78,057
TOTAL COMMON STOCKS (Cost $1,081,354)		1,152,256

REAL ESTATE INVESTMENT TRUSTS 26.83%
Australia 12.79%
Charter Hall Office	16,000	43,428
Dexus Property Group	47,000	35,108
ING Office Fund	40,000	22,388
Mirvac Group	11,600	14,202
Westfield Group	7,700	89,528
		204,654
France 4.92%
Klepierre	760	23,959
Unibail-Rodamco SE	315	54,698
		78,657
Hong Kong 0.49%
The Link	2,500	7,825

Netherlands 1.52%
Eurocommercial Properties NV	610	24,354

Singapore 1.76%
Parkway Life Real Estate Investment Trust	23,000	28,210

United Kingdom 5.35%
British Land Co., PLC	7,300	54,645
Hammerson PLC	1,380	8,442
Land Securities Group PLC	2,300	22,519
		85,606
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $406,604)		429,306

RIGHTS 0.00%
Australia 0.00%
Westfield Retail Trust (a)	1,820	17
TOTAL RIGHTS (Cost $0)		17

The accompanying notes are an integral part of these financial statements.

GRUBB & ELLIS AGA INTERNATIONAL REALTY FUND

Schedule of Investments (Continued)

November 30, 2010 (Unaudited)

	Shares	Value
WARRANTS 0.04%
Hong Kong 0.04%
Henderson Land Development Co. Ltd. (b)
Expiration: June, 2011, Exercise Price: $0.580	1,800	$591
TOTAL WARRANTS (Cost $0)		591

	Principal
	Amount
SHORT-TERM INVESTMENTS 2.00%
Money Market Fund 2.00%
Fidelity Institutional Money Market Portfolio	$31,991	31,991
TOTAL SHORT-TERM INVESTMENTS (Cost $31,991)		31,991

Total Investments (Cost $1,519,949) 100.89%		1,614,161
Liabilities in Excess of Other Assets (0.89)%		(14,297)
TOTAL NET ASSETS 100.00%		$1,599,864

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Fair valued security. The aggregate value of fair valued securities at November 30, 2010 was $591 which represents 0.04% of net assets.

Abbreviations:
ASA	– Allmennakskeselskap is a Norwegian term which signifies that the company is listed on the stock-exchange.
NV–	Naamloze Vennootschap is the Dutch term for a public limited liability company.
OYJ – Osakeyhtio is the Finnish term for a publicly traded company.
PLC – Public Limited Company.
SA – Generally designates corporations in various countries, mostly those employing the civil law.
SE – Generally designates a European public company.

The accompanying notes are an integral part of these financial statements.

GRUBB & ELLIS AGA FUNDS

Statements of Assets and Liabilities

November 30, 2010 (Unaudited)

	Realty	U.S.	International
	Income Fund	Realty Fund	Realty Fund
Assets
Investments, at value (cost of $18,864,900,
$2,873,853 and $1,519,949, respectively)	$20,812,017	$3,249,380	$1,614,161
Cash	—	—	14,128
Receivable for Fund shares sold	5,615	200	—
Dividends and interest receivables	2,868	702	6,968
Receivable from Advisor	—	7,749	13,696
Other assets	11,360	16,644	16,631
Total Assets	20,831,860	3,274,675	1,665,584

Liabilities
Payable for Fund shares redeemed	9,850	—	—
Payable to affiliates	22,856	23,339	38,860
Payable to Adviser	13,285	—	—
Accrued distribution fee	9,142	849	1,224
Accrued expenses and other liabilities	22,941	23,493	25,636
Total Liabilities	78,074	47,681	65,720
Net Assets	$20,753,786	$3,226,994	$1,599,864

Net assets consist of:
Paid-in capital	18,595,160	2,841,952	1,558,986
Accumulated net investment income (loss)	69,153	24,079	(51,182)
Accumulated net realized gain (loss)	142,356	(14,564)	(2,208)
Net unrealized appreciation (depreciation) on:
Investments	1,947,117	375,527	94,212
Foreign currency translation	—	—	56
Net assets	$20,753,786	$3,226,994	$1,599,864

Shares of beneficial interest
outstanding (unlimited shares
of $0.001 par value authorized)	1,920,344	195,098	104,175
Net asset value and
redemption price per share(1)	$10.81	$16.54	$15.36
Maximum offering price per share
(Net asset value per share
divided by 0.95)(2)(3)	$11.38	$17.41	$16.17

(1)	If applicable, redemption price per share may be reduced by a 1.00% redemption fee for shares redeemed within 90 days of purchase.
(2)	Reflects a maximum sales charge of 5.00%.
(3)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares redeemed within twelve months of purchase, if purchased at net asset value of $1,000,000 or more.

The accompanying notes are an integral part of these financial statements.

GRUBB & ELLIS AGA FUNDS

Statements of Operations

For the Six Months Ended November 30, 2010 (Unaudited)

	Realty	U.S.	International
	Income Fund	Realty Fund	Realty Fund
Investment Income:
Dividends*	$631,953	$48,799	$24,742
Interest	1,053	106	73
	633,006	48,905	24,815

Expenses:
Investment advisory fees	85,736	15,465	7,968
Distribution fees	21,434	3,866	1,992
Fund administration fees	16,469	16,469	21,502
Fund accounting fees	12,719	12,810	21,687
Transfer agent fees and expenses	12,535	10,796	10,614
Audit and tax fees	12,180	12,180	12,731
Federal and state registration fees	11,805	8,051	8,051
Legal fees	11,073	3,571	4,211
Chief Compliance Officer fees and expenses	6,130	6,039	6,039
Custody fees	4,300	4,305	19,897
Trustees’ fees and related expenses	2,013	2,013	2,013
Reports to shareholders	1,832	826	826
Other expenses	1,464	1,281	1,281
Total expenses before waiver	199,690	97,672	118,812
Less waivers and reimbursements
by Adviser (Note 4)	(72,801)	(67,302)	(103,025)
Net expenses	126,889	30,370	15,787

Net Investment Income	506,117	18,535	9,028

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	707,395	169,925	34,578
Foreign currency translation	—	—	212
	707,395	169,925	34,790

Net change in unrealized
appreciation (depreciation) on:
Investments	1,014,915	174,610	191,906
Foreign currency translation	—	—	83
	1,014,915	174,610	191,989

Net gain on investments and
foreign currency translation	1,722,310	344,535	226,779
Net Increase in Net Assets
Resulting from Operations	$2,228,427	$363,070	$235,807

* Net of foreign taxes withheld	$—	$—	$1,140

The accompanying notes are an integral part of these financial statements.

GRUBB & ELLIS AGA REALTY INCOME FUND

Statements of Changes in Net Assets

	Six Months
	Ended	For the
	November 30, 2010	Year Ended
	(Unaudited)	May 31, 2010
Operations:
Net investment income	$506,117	$328,996
Net realized gain (loss) on investments
and foreign currency translation	707,395	1,789,020
Net change in unrealized
appreciation on investments	1,014,915	786,213
Net increase in net assets resulting from operations	2,228,427	2,904,229

Dividends and distributions to shareholders:
Net investment income	(555,100)	(383,539)
Net realized gains	(2,048,235)	—
Total dividends and distributions	(2,603,335)	(383,539)

Fund share transactions:
Shares sold	10,034,047	5,251,775
Shares issued to holders in
reinvestment of dividends	2,303,974	276,163
Shares redeemed*	(1,073,665)	(2,000,843)
Net increase	11,264,356	3,527,095
Net increase in net assets	10,889,448	6,047,785

Net Assets:
Beginning of period	9,864,338	3,816,553
End of period**	$20,753,786	$9,864,338

* Net of redemption fees of	$1,241	$882
** Including undistributed net investment income of	$69,153	$—

Change in shares outstanding:
Shares sold	888,655	536,120
Shares issued to holders in
reinvestment of dividends	210,228	30,454
Shares redeemed	(93,607)	(213,747)
Net increase	1,005,276	352,827

The accompanying notes are an integral part of these financial statements.

GRUBB & ELLIS AGA U.S. REALTY FUND

Statements of Changes in Net Assets (Continued)

	Six Months
	Ended	For the
	November 30, 2010	Year Ended
	(Unaudited)	May 31, 2010
Operations:
Net investment income	$18,535	$3,382
Net realized gain on investments
and foreign currency translation	169,925	244,116
Net change in unrealized
appreciation on investments	174,610	194,720
Net increase in net assets resulting from operations	363,070	442,218

Dividends and distributions to shareholders:
Net investment income	(6,933)	(4,538)
Net realized gains	(382,789)	(33,931)
Total dividends and distributions	(389,722)	(38,469)

Fund share transactions:
Shares sold	1,002,287	2,167,273
Shares issued to holders in
reinvestment of dividends	383,042	38,469
Shares redeemed*	(594,722)	(256,652)
Net increase	790,607	1,949,090
Net increase in net assets	763,955	2,352,839

Net Assets:
Beginning of period	2,463,039	110,200
End of period**	$3,226,994	$2,463,039

* Net of redemption fees of	$333	$207
** Including undistributed net investment income of	$24,079	$—

Change in shares outstanding:
Shares sold	58,778	151,802
Shares issued to holders in
reinvestment of dividends	23,089	2,703
Shares redeemed	(34,605)	(16,912)
Net increase	47,262	137,593

The accompanying notes are an integral part of these financial statements.

GRUBB & ELLIS AGA INTERNATIONAL REALTY FUND

Statements of Changes in Net Assets (Continued)

	Six Months
	Ended	For the
	November 30, 2010	Year Ended
	(Unaudited)	May 31, 2010
Operations:
Net investment income	$9,028	$16,709
Net realized gain on investments
and foreign currency translation	34,790	172,374
Net change in unrealized
appreciation (depreciation)
Investment	191,906	(221,677)
Foreign currency translation	83	(59)
Net increase (decrease) in net assets
resulting from operations	235,807	(32,653)

Dividends and distributions to shareholders:
Net investment income	(53,420)	(71,774)
Net realized gains	(111,841)	(49,895)
Total dividends and distributions	(165,261)	(121,669)

Fund share transactions:
Shares sold	125,350	1,565,077
Shares issued to holders in
reinvestment of dividends	153,750	121,048
Shares redeemed*	(176,700)	(529,037)
Net increase	102,400	1,157,088
Net increase in net assets	172,946	1,002,766

Net Assets:
Beginning of period	1,426,918	424,152
End of period**	$1,599,864	$1,426,918

* Net of redemption fees of	$96	$1,931
** Including accumulated net investment loss of	$(51,182)	$(6,790)

Change in shares outstanding:
Shares sold	7,471	94,966
Shares issued to holders in
reinvestment of dividends	9,479	7,561
Shares redeemed	(10,901)	(31,955)
Net increase	6,049	70,572

The accompanying notes are an integral part of these financial statements.

GRUBB & ELLIS AGA REALTY INCOME FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	November 30, 2010	Year Ended	Period Ended
	(Unaudited)	May 31, 2010	May 31, 2009(1)
Net asset value, beginning of period	$10.78	$6.79	$10.00

Income from investment operations:
Net investment income(2)	0.34	0.48	0.41
Net realized and unrealized gain (loss)	1.21	4.10	(3.26)
Total from investment operations	1.55	4.58	(2.85)

Less distributions paid:
Dividends from net investment income	(0.35)	(0.59)	(0.36)
Distributions from net realized gains	(1.17)	—	—
Total distributions paid	(1.52)	(0.59)	(0.36)
Paid-in capital from
redemption fees(3) (Note 2)	0.00	0.00	0.00
Net asset value, end of period	$10.81	$10.78	$6.79

Total return(4)(6)	14.52%	69.50%	(27.15)%

Ratios/supplemental data
Net assets, end of period (000)	$20,754	$9,864	$3,817
Ratio of expenses to average net assets
before waiver and reimbursements(5)	2.33%	4.20%	19.67%
Ratio of expenses to average net assets
after waiver and reimbursements(5)	1.48%	1.48%	1.48%
Ratio of net investment income (loss)
to average net assets before
waiver and reimbursements(5)	5.05%	2.42%	(10.00)%
Ratio of net investment income
to average net assets after
waiver and reimbursements(5)	5.90%	5.14%	8.19%
Portfolio turnover rate(4)	23.4%	116.2%	70.7%

(1)	The Fund commenced operations on July 30, 2008.
(2)	Per share net investment income has been calculated based on average shares outstanding during the period.
(3)	Rounds to less than 0.5 cent per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Based on net asset value, which does not reflect the sales charge.

The accompanying notes are an integral part of these financial statements.

GRUBB & ELLIS AGA U.S. REALTY FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	November 30, 2010	Year Ended	Period Ended
	(Unaudited)	May 31, 2010	May 31, 2009(1)
Net asset value, beginning of period	$16.66	$10.76	$10.00

Income from investment operations:
Net investment income(2)	0.10	0.05	0.14
Net realized and unrealized gain	2.05	7.26	0.62
Total from investment operations	2.15	7.31	0.76

Less distributions paid:
Dividends from net investment income	(0.04)	(0.17)	—
Distributions from net realized gains	(2.23)	(1.24)	—
Total distributions paid	(2.27)	(1.41)	—
Paid-in capital from
redemption fees(3) (Note 2)	0.00	0.00	0.00
Net asset value, end of period	$16.54	$16.66	$10.76

Total return(4)(6)	12.87%	70.16%	7.60%

Ratios/supplemental data
Net assets, end of period (000)	$3,227	$2,463	$110
Ratio of expenses to average net assets
before waiver and reimbursements(5)	6.31%	17.23%	214.80%
Ratio of expenses to average net assets
after waiver and reimbursements(5)	1.96%	2.00%	2.00%
Ratio of net investment loss
to average net assets before
waiver and reimbursements(5)	(3.15)%	(14.91)%	(209.28)%
Ratio of net investment income
to average net assets after
waiver and reimbursements(5)	1.20%	0.32%	3.52%
Portfolio turnover rate(4)	58.1%	138.2%	36.5%

(1)	The Fund commenced operations on December 31, 2008.
(2)	Per share net investment income has been calculated based on average shares outstanding during the period.
(3)	Rounds to less than 0.5 cent per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Based on net asset value, which does not reflect the sales charge.

The accompanying notes are an integral part of these financial statements.

GRUBB & ELLIS AGA INTERNATIONAL REALTY FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	November 30, 2010	Year Ended	Period Ended
	(Unaudited)	May 31, 2010	May 31, 2009(1)
Net asset value, beginning of period	$14.54	$15.39	$10.00

Income from investment operations:
Net investment income(2)	0.09	0.28	0.10
Net realized and unrealized gain (loss)	2.44	1.40	5.29
Total from investment operations	2.53	1.68	5.39

Less distributions paid:
Dividends from net investment income	(0.55)	(1.51)	—
Distributions from net realized gains	(1.16)	(1.05)	—
Total distributions paid	(1.71)	(2.56)	—
Paid-in capital from
redemption fees (Note 2)	0.00 (3)	0.03	—
Net asset value, end of period	$15.36	$14.54	$15.39

Total return(4)(6)	16.81%	9.65%	53.90%

Ratios/supplemental data
Net assets, end of period (000)	$1,600	$1,427	$424
Ratio of expenses to average net assets
before waiver and reimbursements(5)	14.91%	25.27%	116.23%
Ratio of expenses to average net assets
after waiver and reimbursements(5)	1.98%	2.00%	2.00%
Ratio of net investment loss
to average net assets before
waiver and reimbursements(5)	(11.80)%	(21.56)%	(112.33)%
Ratio of net investment income
to average net assets after
waiver and reimbursements(5)	1.13%	1.71%	1.90%
Portfolio turnover rate(4)	16.8%	81.4%	5.1%

(1)	The Fund commenced operations on December 31, 2008.
(2)	Per share net investment income has been calculated based on average shares outstanding during the period.
(3)	Rounds to less than 0.5 cent per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Based on net asset value, which does not reflect the sales charge.

The accompanying notes are an integral part of these financial statements.

GRUBB & ELLIS AGA FUNDS
Notes to Financial Statements
November 30, 2010 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Grubb & Ellis AGA Funds (the “Funds”) represent distinct series with their own investment objectives and policies within the Trust. The investment objective of the Realty Income Fund is current income with long-term capital appreciation. The investment objectives of the U.S. Realty and International Realty Funds are total return through long-term capital appreciation and current income. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds commenced operations on December 31, 2008 except Grubb & Ellis Realty Income Fund, which commenced operations on July 30, 2008. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Grubb & Ellis Alesco Global Advisors, LLC (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a) Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

GRUBB & ELLIS AGA FUNDS
Notes to Financial Statements (Continued)
November 30, 2010 (Unaudited)

Foreign securities are valued at the last current sale price on the principal exchange.  As a result, it is possible that the value of foreign securities may be materially affected by events occurring before the Funds’ pricing time (close of the New York Stock Exchange) but after the close of the primary market or exchange on which the security is traded.  Securities for which market quotations have been materially affected by events occurring before the close of NYSE but after the close of the securities’ primary markets, are valued at fair value as determined in good faith according to procedures approved by the Trust’s Board of Trustees.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds securities are accurately priced.

The Funds have adopted Statement of Financial Accounting Standard, “Fair Value Measurements” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

GRUBB & ELLIS AGA FUNDS
Notes to Financial Statements (Continued)
November 30, 2010 (Unaudited)

The following is a summary of the inputs used in valuing the Funds’ investments carried at fair value as of November 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Grubb & Ellis AGA Realty Income Fund
Assets:
Preferred Stocks	$11,140,137	$—	$—	$11,140,137
Real Estate
Investment Trusts	8,733,008	—	—	8,733,008
Short-Term Investments	938,872	—	—	938,872
Total Assets	$20,812,017	$—	$—	$20,812,017

Grubb & Ellis AGA U.S. Realty Fund
Assets:
Common Stock	$192,002	$—	$—	$92,002
Purchased Options	9,940	—	—	9,940
Real Estate
Investment Trusts	2,899,458	—	—	2,899,458
Short-Term Investments	147,980	—	—	147,980
Total	$3,249,380	$—	$—	$3,249,380

Grubb & Ellis AGA International Realty Fund
Investments in:
Common Stock	$1,152,256	$—	$—	$1,152,256
Warrants	591	—	—	591
Real Estate
Investment Trusts	429,306	—	—	429,306
Rights	17	—	—	17
Short-Term Investments	31,991	—	—	31,991
Total	$1,614,161	$—	$—	$1,614,161

In March 2008, Statement of Financial Accounting, “Disclosures about Derivative Instruments and Hedging Activities” (“Disclosures about Derivatives”) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. Disclosures about Derivatives is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The Funds did not invest in any derivative instruments during the periods presented.

(b) Foreign Securities and Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases

GRUBB & ELLIS AGA FUNDS
Notes to Financial Statements (Continued)
November 30, 2010 (Unaudited)

and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments form those resulting in market prices of securities held.  Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

Investments in foreign securities entail certain risks.  There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries.  Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies.  There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States.  The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(c) Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from federal income taxes. Therefore, no federal income tax provision has been provided.

(d) Distributions to Shareholders

The Funds will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

GRUBB & ELLIS AGA FUNDS
Notes to Financial Statements (Continued)
November 30, 2010 (Unaudited)

(e) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Share Valuation

The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share. The Funds charge a 1.00% redemption fee on shares held less than ninety days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as an increase in paid-in capital and such fees become part of each Fund’s daily NAV calculation. During the periods presented in this report, the Funds retained the following fees:

	Six Months Ended	Year Ended
	November 30, 2010	May 31, 2010
Grubb & Ellis AGA Realty Income Fund	$1,241	$ 882
Grubb & Ellis AGA U.S. Realty Fund	$ 333	$ 207
Grubb & Ellis AGA International Realty Fund	$ 96	$1,931

(g) Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust or by other equitable means.

(h) Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions based on the first-in, first-out method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

GRUBB & ELLIS AGA FUNDS
Notes to Financial Statements (Continued)
November 30, 2010 (Unaudited)

(3)	Federal Tax Matters

The tax character of distributions paid to shareholders were as follows:

	Ordinary	Long-term	Distribution
	Income	Capital Gain	in Excess
Realty Income Fund
Period ended May 31, 2009	$44,484	$—	$15,319
Year ended May 31, 2010	$383,539	$—	$—
U.S. Realty Fund
Period ended May 31, 2009	$—	$—	$—
Year ended May 31, 2010	$36,907	$1,562	$—
International Realty Fund
Period ended May 31, 2009	$—	$—	$—
Year ended May 31, 2010	$121,669	$—	$—

As of May 31, 2010, the components of accumulated earnings (losses) on a tax basis were as follows:

	Realty	U.S. Realty	International
	Income Fund	Fund	Realty Fund
Cost basis of investments for
federal income tax purposes	$8,630,247	$2,316,693	$1,580,805
Gross tax unrealized appreciation	$1,156,340	$258,638	$49,749
Gross tax unrealized depreciation	(176,276)	(60,219)	(165,934)
Net tax unrealized
appreciation (depreciation)	$980,064	$198,419	$(116,185)
Undistributed ordinary income	$1,307,280	$209,843	$85,285
Undistributed long-term capital gain	246,191	3,432	2,684
Total distributable earnings	$1,553,471	$213,275	$87,969
Other accumulated gain/(loss)	—	—	(1,452)
Total accumulated earnings/(loss)	$2,533,535	$411,694	$(29,668)

The difference between book-basis and tax-basis cost of investments is attributable primarily to the tax deferral losses on wash sales and PFIC mark-to-market adjustments.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

	Realty	U.S. Realty	International
	Income Fund	Fund	Realty Fund
Undistributed Net
Investment Income (Loss)	$47,515	$88	$48,553
Accumulated Net Realized Gain (Loss)	$(48,799)	$(343)	$(48,553)
Paid-in Capital	$1,284	$255	$—

GRUBB & ELLIS AGA FUNDS
Notes to Financial Statements (Continued)
November 30, 2010 (Unaudited)

During the year ended May 31, 2010, the Realty Income Fund utilized capital loss carryovers of $14,013.

At May 31, 2010, the Funds deferred, on a tax basis:

	Post-October	Post-October
	Loss	Currency Loss
Realty Income Fund	$—	$—
U.S. Realty Fund	$—	$—
International Realty Fund	$—	$(1,425)

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Accounting for Uncertainty in Income Taxes (“Accounting for Uncertainty”). Accounting for Uncertainty addresses the accounting for uncertainty in income taxes and establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Funds recognize tax benefits only if it is more likely than not that a tax position (including the Funds’ assertion that income is exempt from tax) will be sustained upon examination. The Funds adopted Accounting for Uncertainty in fiscal 2009. The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of May 31, 2010. Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2010. At May 31, 2010, the fiscal years 2009 through 2010 remain open to examination in the Funds’ major tax jurisdictions.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Adviser for its management services at the annual rate of 1.00%, of each Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Funds’ other expenses at least through September 28, 2011 at the discretion of the Adviser and the Board of Trustees to the extent necessary to ensure that the Funds’ operating expenses (exclusive of front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses, dividends or interest on short positions or extraordinary expenses) do not exceed 1.48%, 2.00% and 2.00% before September 28, 2010 and exceed 1.48%, 1.90% and 1.95% from September 28, 2010 thereafter for the Realty Income Fund, U.S. Realty Fund and International Realty Fund (the “Expense Limitation Caps”) of the Funds’ average daily net assets, respectively. For the six months ended November 30, 2010, expenses of $72,801, $67,302 and $103,025 incurred by the Funds were waived or reimbursed by the Adviser for the Realty Income Fund, U.S. Realty Fund and International Realty Fund, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Caps; provided,

GRUBB & ELLIS AGA FUNDS
Notes to Financial Statements (Continued)
November 30, 2010 (Unaudited)

however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring:

	Realty	U.S. Realty	International
	Income Fund	Fund	Realty Fund
May 31, 2012	$144,669	$84,039	$99,585
May 31, 2013	$174,038	$160,759	$227,554
November 30, 2013	$72,801	$67,302	$103,025

(5)	Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of each Fund’s average daily net assets for services to prospective Fund shareholders and distribution of Fund Shares.

During the six months ended November 30, 2010, the Funds accrued expenses pursuant to the 12b-1 Plan as follows:

Realty Income Fund	$21,434
U.S. Realty Fund	3,866
International Realty Fund	1,992

(6)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds. A Trustee of the Trust is an interested person of Quasar Distributors, LLC, the Funds’ principal underwriter.

(7)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the six months ended November 30, 2010 are summarized below.  There were no purchases or sales of U.S. Government securities for the Funds.

	Realty	U.S.	International
	Income Fund	Realty Fund	Realty Fund
Purchases	$12,294,435	$2,011,485	$258,067
Sales	$3,749,523	$1,714,286	$313,248

(8)	New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06,Improving Disclosures about Fair Value Measurements (“ASU 2010-06”). ASU 2010-06 amends ASC 820, Fair Value Measurements and Disclosures (formerly FASB Statement No. 157). Specifically, ASU 2010-06 requires entities to disclose: a) the amounts of significant transfers

GRUBB & ELLIS AGA FUNDS
Notes to Financial Statements (Continued)
November 30, 2010 (Unaudited)

between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers, b) the reasons for any transfers in or out of Level 3 and c) information in the reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements on a gross basis. In addition, ASU 2010-06 clarifies the requirement for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. Except for the requirement to disclose information about purchases, sales, issuances and settlements in the reconciliation of recurring Level 3 measurements on a gross basis, all ASU 2010-06 disclosure requirements are effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2009. The requirement to separately disclose purchases, sales, issuances and settlements of recurring Level 3 measurements is effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU 2010-06 and the impact it will have to the Funds’ financial statement disclosures.

GRUBB & ELLIS AGA FUNDS
Basis for Trustees’ Approval of Investment Advisory Agreement

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on July 20, 2010 and August 10, 2010 (the “Meetings”) to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Grubb & Ellis AGA Realty Income Fund (the “Realty Income Fund”), the Grubb & Ellis AGA International Realty Fund (the “International Realty Fund”) and the Grubb & Ellis AGA U.S. Realty Fund (the “U.S. Realty Fund”), (each, a “Fund” and collectively, the “Funds” or “Grubb & Ellis AGA Funds”), each a series of the Trust, and Grubb & Ellis Alesco Global Advisors, LLC, the Funds’ investment adviser (the “Adviser”).  In advance of the Meetings, the Trustees requested and received materials to assist them in considering the approval of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to each Fund’s performance, as well as the advisory fees and other expenses of the Funds, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Funds by the Adviser, the Adviser’s Form ADV and disclosure brochure, select financial statements of the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, comparative fee information for the Funds and the Adviser’s other separately-managed accounts, a summary detailing key provisions of the Adviser’s written compliance program and a code of ethics certification) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information.  Based on their evaluation of the information provided by the Adviser, in conjunction with the Funds other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement until August 31, 2011.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS

The Trustees considered the nature, extent and quality of services to be provided by the Adviser to the Funds and the amount of time devoted to the Funds’ affairs by the Adviser’s staff.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Funds, as well as the qualifications, experience and responsibilities of Mr. Leupp, the Funds’ portfolio manager, and other key personnel at the Adviser involved in the day-to-day activities of the Funds.  The Trustees also discussed the Adviser’s marketing activity and commitment to Fund growth.  The Trustees reviewed the structure of the Adviser’s compliance policies and procedures and any material compliance issues during the prior year with respect to the Funds.  The Trustees noted that during the course of the prior year they had met with representatives of the Adviser in

GRUBB & ELLIS AGA FUNDS
Basis for Trustees’ Approval of Investment Advisory Agreement
(Continued)

person to discuss various performance, marketing and compliance issues.  The Trustees also noted any services that extended beyond portfolio management, and they considered the trading capability of the Adviser.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance policies and procedures, were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE ADVISER AND THE FUND

The Trustees discussed each Fund’s performance for the one-year, year-to-date and inception-to-date periods ended May 31, 2010, and the overall performance by the Adviser since the inception of each of the Funds.  In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees also compared the short-term and long-term performance of each Fund on both an absolute basis and in comparison to its benchmark index.  The Trustees also reviewed information on the historical performance of other separately-managed accounts of the Adviser that were similar to each Fund in terms of investment discipline and asset allocation techniques.  For the one-year, year-to-date and inception-to-date periods ended May 31, 2010, the Realty Income Fund outperformed its primary benchmark index, the Dow Jones Select RESI TR Index, and also outperformed the S&P 500 Index.  For the one-year and year-to-date periods ended May 31, 2010, the International Realty Fund performed similarly to its primary benchmark index, the S&P Developed Property (ex-US) Index.  However, for the inception-to-date period ended May 31, 2010, the International Realty Fund underperformed the S&P Developed Property (ex-US) Index.  For the one-year, year-to-date and inception-to-date periods ended May 31, 2010, the U.S. Realty Fund outperformed its primary benchmark index, the Dow Jones Select Real Estate Securities Index, and also outperformed the S&P 500 Index.

After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for the Funds was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Funds and their shareholders were likely to benefit from the Adviser’s continued management.

3.	COSTS OF SERVICES AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Funds.  The Trustees reviewed extensively the related statistical information and other materials provided, including the comparative expenses, components and peer group selections.  The Trustees considered the cost structure of each Fund relative to a peer group of similar funds, as constructed by data provided by Lipper, Inc., and the Adviser’s separately-managed accounts, as well as the fee waivers and expense reimbursements previously provided by the Adviser.

GRUBB & ELLIS AGA FUNDS
Basis for Trustees’ Approval of Investment Advisory Agreement
(Continued)

The Trustees also considered the overall profitability of the Adviser, reviewing the Adviser’s financial information and noting that the Adviser has provided substantial subsidies for the Funds’ operations since the Funds’ inception and had not recouped those subsidies.  The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Agreement and the expense subsidization undertaken by the Adviser, as well as the Funds’ brokerage commissions.  These considerations were based on materials requested by the Trustees and the Fund’s administrator specifically for the August 10, 2010 meeting at which the Agreement was formally considered, as well as the presentations made by the Adviser over the course of the year.

The Trustees noted that the Realty Income Fund’s contractual management fee of 1.00% was at the high end of its peer group of real estate funds, compared to the median fee for the peer group of 0.75%.  The Trustees noted that the Realty Income Fund’s total expenses excluding acquired fund fees and expenses and dividends and interest on short sales (net of fee waivers and expense reimbursements) were capped at 1.48%, which effectively resulted in the Adviser absorbing all expenses of the Fund other than the Rule 12b-1 fees.  The Trustees observed that the Realty Income Fund’s total expense ratio of 1.480% was well below the peer group median of 2.021%.

The Trustees noted that the U.S. Realty Fund’s contractual management fee of 1.00% was higher than the median fee of 0.84% for its peer group of real estate funds.  The Trustees noted that the U.S. Realty Fund’s total expenses excluding acquired fund fees and expenses and dividends and interest on short sales (net of fee waivers and expense reimbursements) were capped at 2.00%, which effectively resulted in the Adviser absorbing all expenses of the Fund other than the Rule 12b-1 fees.  The Trustees observed that the U.S. Realty Income Fund’s total expense ratio of 2.000% was slightly below the peer group median of 2.094%.

The Trustees noted that the International Realty Fund’s contractual management fee of 1.00% was in line with the median fee of 1.00% for its peer group of international real estate funds.  The Trustees noted that the International Realty Fund’s total expenses excluding acquired fund fees and expenses and dividends and interest on short sales (net of fee waivers and expense reimbursements) were capped at 2.00%, which effectively resulted in the Adviser absorbing all expenses of the Fund other than the Rule 12b-1 fees.  The Trustees observed that the Realty Income Fund’s total expense ratio of 2.00% was below the peer group median of 2.266%.

The Trustees concluded that each Fund’s expenses and the fees paid to the Adviser were fair and reasonable in light of the comparative performance and expense and management fee information.  The Trustees noted that the Adviser had not yet achieved a profit in acting as investment adviser to the Funds and that the Adviser maintained adequate profit levels to support the services to the Funds from the revenues of its overall investment advisory activities, despite its subsidies to support the Funds’ operations.

GRUBB & ELLIS AGA FUNDS
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW

The Trustees compared each Fund’s expenses relative to its peer group and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of each Fund’s management fee and whether each Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders).  The Trustees reviewed the fee waivers and expense reimbursements made by the Adviser with respect to the Funds.  The Trustees noted that the Funds’ management fee structure did not contain any breakpoint reductions as the Funds’ assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.  With respect to the Adviser’s fee structure and any applicable expense waivers, the Trustees concluded that the current fee structure was reasonable and reflects a sharing of economies of scale between the Adviser and the Funds at the Funds’ current asset levels.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS

The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its association with the Funds, including the Adviser’s summary of “fall-out” benefits.  The Trustees examined the brokerage and commissions of the Adviser with respect to the Funds, noting that the Adviser receives no soft dollar benefits from its relationship with the Funds.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition, growth in separate account management services or greater exposure to press coverage, appear to be reasonable and, in many cases, may benefit the Funds through growth in assets.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of the Funds’ surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Agreement with the Funds as being in the best interests of the Funds and their shareholders.

GRUBB & ELLIS AGA FUNDS
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•      information we receive about you on applications or other forms;

•      information you give us orally; and

•      information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

GRUBB & ELLIS AGA FUNDS
Additional Information
(Unaudited)

Tax Information

The Funds designate the following percentages of ordinary dividends declared during the fiscal year ended May 31, 2010 as dividends qualifying for the dividends received deduction available to corporate shareholders:

Realty Income Fund	2.00%
U.S. Realty Fund	0.10%
International Realty Fund	0.00%

The Funds designate the following percentages of ordinary dividends declared from net investment income during the fiscal year ended May 31, 2010, as qualified income under the Jobs and Growth Tax Relief Act of 2003:

Realty Income Fund	2.38%
U.S. Realty Fund	0.23%
International Realty Fund	13.03%

For the year ended May 31, 2010, the following percentages of taxable ordinary income distributions are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c):

Realty Income Fund	N/A
U.S. Realty Fund	87.70%
International Realty Fund	41.01%

Indemnifications

Under the Funds’ organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 877-40-GRUBB (877-404-7822).

GRUBB & ELLIS AGA FUNDS
Additional Information (Continued)
(Unaudited)

Independent Trustees

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Dr. Michael D. Akers	Trustee	Indefinite	Professor and	26	Independent
615 E. Michigan St.		Term; Since	Chair of		Trustee, USA
Milwaukee, WI 53202		August 22,	Accounting,		MUTUALS
Age: 55		2001	Marquette		(an open-end
			University		investment
			(2004–present);		company with
			Associate Professor		two portfolios).
of Accounting,
Marquette University
(1996–2004).

Gary A. Drska	Trustee	Indefinite	Captain, Midwest	26	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 54		2001	(1986–present);		(an open-end
			Director, Flight		investment
			Standards &		company with
			Training		two portfolios).
(1990–1999).

Jonas B. Siegel	Trustee	Indefinite	Managing Director,	26	Independent
615 E. Michigan St.		Term; Since	Chief Administrative		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Officer (“CAO”)		Multi-Asset
Age: 67		2009	and Chief		Endowment
			Compliance Officer		Fund complex
			(“CCO”), Granite		(three closed-
			Capital International		end investment
			Group, L.P. (an		companies);
			investment		Independent
			management firm)		Trustee, Gottex
			(1994–present);		Multi-Alternatives
			Vice President,		Fund complex
			Secretary, Treasurer		(three closed-
			and CCO of Granum		end investment
			Series Trust		companies).
(an open-end
investment company)
(1997–2007);
President, CAO and
CCO, Granum
Securities, LLC
(a broker-dealer)
(1997–2007).

GRUBB & ELLIS AGA FUNDS
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Interested Trustee and Officers
Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice	26	Trustee,
615 E. Michigan St.	President	Term; Since	President, U.S.		Buffalo Funds
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		(an open-end
Age: 48	Trustee	2001	Services, LLC		investment
			(1994–present).		company with
ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

John Buckel	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 10,	U.S. Bancorp Fund
Age: 53	and	2008 (Vice	Services, LLC
	Principal	President);	(2004–present);
	Accounting	Since	UMB Investment
	Officer	Sept. 10,	Services Group
		2008	(2000–2004).
(Treasurer)

Robert M. Slotky	Vice	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	President,	Term; Since	President, U.S.
Milwaukee, WI 53202	Chief	January 26,	Bancorp Fund
Age: 63	Compliance	2011	Services, LLC
	Officer and		(2001–present).
Anti-Money
Laundering
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President and	N/A	N/A
615 E. Michigan St.		Term; Since	Legal Compliance
Milwaukee, WI 53202		November 15,	Officer, U.S. Bancorp
Age: 31		2005	Fund Services, LLC
(2004–present).

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator, U.S.
Milwaukee, WI 53202		January 10,	Bancorp Fund
Age: 36		2008	Services, LLC
(2002–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Funds’ principal underwriter.

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A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 877-40-GRUBB (877-404-7822). A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 877-40-GRUBB (877-404-7822), or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

GRUBB & ELLIS AGA FUNDS

Investment Adviser	Grubb & Ellis Alesco Global Advisors, LLC
400 El Camino Real
Suite 1250
San Mateo, California 94402

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, National Association
Custody Operations
1555 N. River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to sharerholders filed under item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant)  Trust for Professional Managers

By (Signature and Title) /s/  Joseph Neuberger
Joseph Neuberger, President

Date    February 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/  Joseph Neuberger
Joseph Neuberger, President

Date   February 4, 2011

By (Signature and Title) /s/ John Buckel
John Buckel, Treasurer

Date   February 4, 2011